The Company and Summary of Significant Accounting Policies - Schedule of Clarified Specifications Regarding the Lease (Details) - Photomedex, Inc. [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Inventory	$ 7,336
Property and equipment	911
Other assets	115
Assets held for sale	$ 8,362